OLD WESTBURY FUNDS, INC.

Old Westbury Large Cap Core Fund

Old Westbury Large Cap Strategies Fund

Old Westbury Small & Mid Cap Fund

Old Westbury Strategic Opportunities Fund

Old Westbury Municipal Bond Fund

(the “Funds”)

Supplement Dated December 16, 2015 to the

Prospectus dated April 2, 2015

This Supplement updates, and should be read in conjunction with, the information provided in the Funds’ Prospectus dated April 2, 2015.

IMPORTANT NOTICE REGARDING NEW BENCHMARK INDICES

At a meeting held on October 20, 2015, the Board of Directors approved changes to the Funds’ benchmark indices as follows, effective January 1, 2016:

•	The benchmark of the Old Westbury Large Cap Core Fund is changed from the S&P Global LargeCap Index (Net) to the MSCI ACWI Large Cap Index (Net).

•	The benchmark of the Old Westbury Large Cap Strategies Fund is changed from the S&P Global LargeCap Index (Net) to the MSCI ACWI Large Cap Index (Net).

•	The benchmark of the Old Westbury Small & Mid Cap Fund is changed from the S&P Global MidSmallCap Index (Net) to the MSCI ACWI SMID Cap Index (Net).

•	The benchmark of the Old Westbury Strategic Opportunities Fund is changed to the MSCI All Country World Index (Net). The blended benchmark of the Old Westbury Strategic Opportunities Fund is changed from a 60% weighting in the S&P Global Broad Market Index (Net) and a 40% weighting in the Bank of America Merrill Lynch 1-10 Year AAA-A US Corporate & Government Index (Net) to a 60% weighting in the MSCI All Country World Index (Net) and a 40% weighting in the Bank of America Merrill Lynch 1-10 Year AAA-A US Corporate & Government Index (Net).

•	The benchmark of the Old Westbury Municipal Bond Fund is changed from the Bank of America Merrill Lynch 1-12 Year Municipal Bond Index to the Bank of America Merrill Lynch 1-12 Year AAA-AA Municipal Securities Index.

Accordingly, effective January 1, 2016:

•	The section entitled “INDEX DESCRIPTIONS” beginning on page 56 is hereby deleted and replaced with the following:

INDEX DESCRIPTIONS

Below are descriptions of the various indices for the Funds. You cannot invest directly in an index.

Bank of America Merrill Lynch 1-12 Year AAA-AA Municipal Securities Index: The Bank of America (“BofA”) Merrill Lynch 1-12 Year AAA-AA Municipal Securities Index is a subset of The BofA

Merrill Lynch US Municipal Securities Index including all securities with a remaining term to final maturity greater than or equal to 1 years and less than 12 years and rated AAA through AA3, inclusive.

MSCI ACWI SMID Cap Index: The MSCI ACWI SMID Cap Index is captures mid and small cap representation across 23 Developed Markets and 23 Emerging Markets countries. With 7,371 constituents, the index covers approximately 28% of the free float-adjusted market capitalization in each country.

MSCI ACWI Large Cap Index: The MSCI ACWI Large Cap Index captures large cap representation across 23 Developed Markets and 23 Emerging Markets countries. With 1,195 constituents, the index covers about 70% of the free float-adjusted market capitalization in each country.

Lipper Short-Intermediate Municipal Debt Funds Index: The Lipper Short-Intermediate Municipal Debt Funds Index is an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. The Lipper index does not include the expenses of the mutual funds included in the index.

MSCI All Country World Index: The MSCI All Country World Index captures large and mid cap representation across 23 Developed Markets and 23 Emerging Markets countries. With 2,476 constituents, the index covers approximately 85% of the global investable equity opportunity set.

Bank of America Merrill Lynch 1-10 Year AAA-A US Corporate & Government Index: The BOfA Merrill Lynch 1-10 Year AAA-A US Corporate & Government Index is comprised of all securities in the BOfA Merrill Lynch US Corporate & Government Index with a remaining term to final maturity less than 10 years and rated AAA through A3, inclusive. The BOfA Merrill Lynch US Corporate & Government Index tracks the performance of US dollar denominated investment grade debt (based on an average rating of Moody’s, S&P and Fitch) publicly issued in the US domestic market (including US Treasury, US agency, foreign government, supranational and corporate securities) with at least one year remaining term to final maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion for US Treasuries and $250 million for all other securities.

MSCI ACWI Investable Market Index (IMI): The MSCI ACWI Investable Market Index (IMI) captures large, mid and small cap representation across 23 Developed Markets and 23 Emerging Markets countries. With 8,560 constituents, the index is comprehensive, covering approximately 99% of the global equity investment opportunity set.

•	The first paragraph under the section “FUND SUMMARIES—Old Westbury Large Cap Core Fund—Principal Investment Strategies” beginning on page 2 is hereby deleted and replaced with the following:

The Fund pursues its investment goal by investing in a diversified portfolio of equity and equity-related securities throughout the world, including in emerging markets. Under normal circumstances, the Fund invests at least 80% of its net assets, including any borrowings for investment purposes, in securities of large capitalization companies. The Adviser currently defines large capitalization companies as companies having, at the time of initial investment, a market capitalization equal to or greater than the largest 70% by market capitalization of the companies that comprise the MSCI ACWI Investable Market Index (IMI). The Fund may continue to hold securities of companies whose market capitalizations fall below the foregoing threshold subsequent to the Fund’s investment in such securities. As of December 31, 2014, the smallest market capitalization in this group was $10.4 billion. This capitalization range will change as the size of the companies in the index changes with market conditions and the composition of the index.

•	The first sentence under the section “FUND SUMMARIES—Old Westbury Large Cap Core Fund—Performance Information” beginning on page 3 is hereby deleted and replaced with the following:

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to a broad-based securities index, the S&P Global LargeCap Index (Net) (the Fund’s prior index).

•	The first paragraph under the section “FUND SUMMARIES—Old Westbury Large Cap Strategies Fund—Principal Investment Strategies” beginning on page 5 is hereby deleted and replaced with the following:

The Fund pursues its investment goal by investing in a diversified portfolio of equity and equity-related securities throughout the world, including in emerging markets. Under normal circumstances, the Fund invests at least 80% of its net assets, including any borrowings for investment purposes, in securities of large capitalization companies. The Adviser currently defines large capitalization companies as companies having, at the time of initial investment, a market capitalization equal to or greater than the largest 70% by market capitalization of the companies that comprise the MSCI ACWI Investable Market Index (IMI). The Fund may continue to hold securities of companies whose market capitalizations fall below the foregoing threshold subsequent to the Fund’s investment in such securities. As of December 31, 2014, the smallest market capitalization in this group was $10.4 billion. This capitalization range will change as the size of the companies in the index changes with market conditions and the composition of the index.

•	The first sentence under the section “FUND SUMMARIES—Old Westbury Large Cap Strategies Fund—Performance Information” beginning on page 7 is hereby deleted and replaced with the following:

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to a broad-based securities index, the S&P Global LargeCap Index (Net) (the Fund’s prior index).

•	The first paragraph under the section “FUND SUMMARIES—Old Westbury Small & Mid Cap Fund—Principal Investment Strategies” beginning on page 10 is hereby deleted and replaced with the following:

The Fund pursues its investment goal by investing in a diversified portfolio of equity and equity-related securities throughout the world, including in emerging markets. Under normal circumstances, the Fund invests at least 80% of its net assets, including any borrowings for investment purposes, in securities of large capitalization companies. The Adviser currently defines large capitalization companies as companies having, at the time of initial investment, a market capitalization equal to or greater than the largest 70% by market capitalization of the companies that comprise the MSCI ACWI Investable Market Index (IMI). The Fund may continue to hold securities of companies whose market capitalizations fall below the foregoing threshold subsequent to the Fund’s investment in such securities. As of December 31, 2014, the smallest market capitalization in this group was $10.4 billion. This capitalization range will change as the size of the companies in the index changes with market conditions and the composition of the index.

•	The first sentence of the first paragraph under the section “FUND SUMMARIES—Old Westbury Small & Mid Cap Strategies Fund—Performance Information” beginning on page 12 is hereby deleted and replaced with the following:

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to a broad-based securities index, the S&P Global MidSmall Cap Index (Net) (the Fund’s prior index).

•	The first two sentences under the section “FUND SUMMARIES—Old Westbury Strategic Opportunities Fund—Performance Information” beginning on page 19 are hereby deleted and replaced with the following:

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to a broad-based securities index, the S&P Global Broad Market Index (Net). The Fund also compares its performance to a blended benchmark, as a secondary benchmark, consisting of a 60% weighting in the S&P Global Broad Market Index (Net) (the Fund’s prior index) and a 40% weighting in the Bank of America Merrill Lynch 1-10 Year AAA-A US Corporate & Government Index (Net) (the “Blended Index”).

•	The first sentence under the section “FUND SUMMARIES—Old Westbury Municipal Bond Fund—Performance Information” beginning on page 28 is hereby deleted and replaced with the following:

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund to a broad-based securities index, the Bank of America Merrill Lynch 1-12 Year Municipal Bond Index (the Fund’s prior index).

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

A21-SUPP1215	Old Westbury Funds, Inc.

OLD WESTBURY FUNDS, INC.

Old Westbury Large Cap Core Fund

Old Westbury Large Cap Strategies Fund

Old Westbury Small & Mid Cap Fund

Old Westbury Strategic Opportunities Fund

Old Westbury Municipal Bond Fund

(the “Funds”)

Supplement Dated December 16, 2015 to the

Statement of Additional Information (“SAI”) dated April 2, 2015

This Supplement updates, and should be read in conjunction with, the information provided in the Funds’ SAI dated April 2, 2015.

IMPORTANT NOTICE REGARDING NEW BENCHMARK INDICES

At a meeting held on October 20, 2015, the Board of Directors approved changes to the Funds’ benchmark indices as follows, effective January 1, 2016:

•	The benchmark of the Old Westbury Large Cap Core Fund is changed from the S&P Global LargeCap Index (Net) to the MSCI ACWI Large Cap Index (Net).

•	The benchmark of the Old Westbury Large Cap Strategies Fund is changed from the S&P Global LargeCap Index (Net) to the MSCI ACWI Large Cap Index (Net).

•	The benchmark of the Old Westbury Small & Mid Cap Fund is changed from the S&P Global MidSmallCap Index (Net) to the MSCI ACWI SMID Cap Index (Net).

•	The benchmark of the Old Westbury Strategic Opportunities Fund is changed to the MSCI All Country World Index (Net). The blended benchmark of the Old Westbury Strategic Opportunities Fund is changed from a 60% weighting in the S&P Global Broad Market Index (Net) and a 40% weighting in the Bank of America Merrill Lynch 1-10 Year AAA-A US Corporate & Government Index (Net) to a 60% weighting in the MSCI All Country World Index and a 40% weighting in the Bank of America Merrill Lynch 1-10 Year AAA-A US Corporate & Government Index (Net).

•	The benchmark of the Old Westbury Municipal Bond Fund is changed from the Bank of America Merrill Lynch 1-12 Year Municipal Bond Index to the Bank of America Merrill Lynch 1-12 Year AAA-AA Municipal Securities Index.

Accordingly, effective January 1, 2016:

•	The last sentence of the second paragraph under the section “Compensation of Portfolio Managers—BIM” is hereby deleted and replaced with the following:

With respect to these portfolio managers, such benchmarks are the MSCI ACWI SMID Index for Mr. Hall, 60% MSCI All Country World Index and 40% Bank of America Merrill Lynch 1-10 Year AAA-A US Corporate & Government Index for Messrs. Lester and Bortz, the MSCI ACWI Large

Cap Index for Messrs. Christie, Lloyd, Crawford and Rutledge, the S&P 500 for Mr. Hagey and the London Interbank Offered Rate plus 2.00% for Mr. Stahl.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE